Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00000625 per share, Navan, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	42,942,200
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 1,073,555,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 148,257.95
Offering Note	1.a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. 1.b. Represents (i) shares of Class A common stock reserved for future issuance pursuant to stock options, restricted stock units ("RSUs"), and other awards under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") and (ii) additional shares of Class A common stock that will become available for future issuance pursuant to equity awards under the 2025 Plan to the extent that RSUs outstanding under the Registrant's 2015 Equity Incentive Plan, as amended (the "2015 Plan") immediately prior to the filing of this Registration Statement expire, terminate prior to settlement, are not issued because the award is settled in cash, are forfeited because of the failure to vest, or are reacquired or withheld (or not issued) to satisfy a tax withholding obligation. See footnote 7. 1.c. The number of shares reserved for issuance under the 2025 Plan will automatically increase on February 1 of each fiscal year for a period of ten years, commencing on February 1, 2026 and ending on (and including) February 1, 2036, in an amount equal to 5% of the total number of shares of common stock outstanding on January 31 of the preceding fiscal year; provided, however that the Registrant's board of directors (or its designee) may act prior to February 1 of a given fiscal year to provide that the increase for such year will be a lesser number of shares of Class A common stock. 1.d. Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee on the basis of the initial public offering price of $25.00 per share of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-290396), which became effective on October 29, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00000625 per share, Navan, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	21.25
Maximum Aggregate Offering Price	$ 106,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,673.13
Offering Note	See note 1.a. above. 2.a. Represents shares of Class A common stock reserved for future issuance under the Registrant's 2025 Employee Stock Purchase Plan (the "ESPP"). The number of shares reserved for issuance under the ESPP will automatically increase on February 1 of each year for a period of ten years, commencing on February 1, 2026 and ending on (and including) February 1, 2035, in an amount equal to the lesser of (i) 1% of the total number of shares of common stock outstanding on January 31 of the preceding fiscal year, and (ii) 5,000,000 shares of Class A common stock. Notwithstanding the foregoing, the Registrant's board of directors (or its designee) may act prior to the first day of any fiscal year to provide that there will be no February 1 increase in the share reserve for such fiscal year or that the increase in the share reserve for such fiscal year will be a lesser number of shares of Class A common stock than would otherwise occur pursuant to the preceding sentence. 2.b. Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per unit is based upon $21.25, which is the initial public offering price per share of Class A common stock pursuant to the Registrant's Registration Statement on Form S-1 (File No. 333-290396), which became effective on October 29, 2025, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00000625 per share, Navan, Inc. 2015 Equity Incentive Plan
Amount Registered | shares	39,945,302
Proposed Maximum Offering Price per Unit	13.63
Maximum Aggregate Offering Price	$ 544,454,466.26
Fee Rate	0.01381%
Amount of Registration Fee	$ 75,189.16
Offering Note	See note 1.a. above. 3.a. Represents shares of Class A common stock issuable pursuant to stock options outstanding under the 2015 Plan immediately prior to the filing of this Registration Statement. The 2015 Plan has been terminated, and no further equity awards will be made pursuant to the 2015 Plan. The shares of Class A common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2025 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation. See footnote 3 above. 3.b. Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per unit is based upon $13.63 per share, which is the weighted-average exercise price of the stock options outstanding under the 2015 Plan.